Consolidated Statement of Cash Flows (Successor) and Statements of Cash Flows (Predecessor) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 30,686
Adjustments to reconcile net loss to net cash:
Policy charges and fee income	(259,169)
Return credited to policyholders' account balances	256,703
Realized Investment gains, net	(46,092)
Amortization/accretion of bond premium, net	44,112
Amortization of value of business acquired	38,987
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances	(21,964)
Deferred income tax expense (benefit)	14,234
Decrease (increase) in accrued investment income	6,838
Decrease (increase) in other assets and liabilities	31,780
Net cash provided by (used in) operating activities	96,115
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities	1,844,344
Fixed maturities, available for sale, Purchases	(1,898,874)
Proceeds from sales and maturities of commercial mortgage loans	150,849
Net purchases, sales, maturities of derivatives	(8,636)
Net purchases, sales, maturities of other investments	620,425
Net cash provided by (used in) investing activities	708,108
Cash flows from financing activities:
Policyholders' account deposits	340,128
Policyholders' account withdrawals	(1,141,289)
Dividends paid to shareholder	(33,200)
Change in overdrafts	39,089
Capital contribution	250
Net cash provided by (used in) financing activities	(795,022)
Net increase (decrease) in cash	9,201
Cash, beginning of period	40,529
Cash, end of period	49,730
Supplemental schedule of cash flow information:
Cash received	9,201
Interest paid	4,585
Noncash activities
Issuance of vehicle note	513,000
Issuance of other long-term debt	513,000
Interest income on vehicle note	15,711
Interest expense on other long-term debt	15,711
Increase in vehicle note and other long-term debt	38,600
Increase in modified coinsurance payable and deposit receivable	166,963
Predecessor
Cash flows from operating activities:
Net income		1,713	7,110	7,943
Adjustments to reconcile net loss to net cash:
Realized Investment gains, net		(285)		(626)
Amortization/accretion of bond premium, net		94	630	781
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances		6,402	(6,147)	14,398
Decrease (increase) in receivable from/payable to affiliate		24,358	(17,255)	25,752
Deferred income tax expense (benefit)		921	(329)	(516)
Decrease (increase) in other assets and liabilities		(23,192)	16,007	(32,761)
Net cash provided by (used in) operating activities		10,011	16	14,971
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities		21,341	62,645	54,521
Fixed maturities, available for sale, Purchases			(38,896)	(51,209)
Net purchases, sales, maturities of other investments		55,924	(31,738)	(11,216)
Net cash provided by (used in) investing activities		77,265	(7,989)	(7,904)
Cash flows from financing activities:
Net increase (decrease) in cash		87,276	(7,973)	7,067
Cash, beginning of period		5,100	13,073	6,006
Cash, end of period		92,376	5,100	13,073
Supplemental schedule of cash flow information:
Cash received		87,276	(7,973)	7,067
Income taxes paid			4,200	4,800
Invested assets transferred		11,482,637
Predecessor | On April 1, 2014
Cash flows from financing activities:
Net increase (decrease) in cash		143,348
Supplemental schedule of cash flow information:
Cash received		143,348
Predecessor | Subsequent to April 1, 2014
Cash flows from financing activities:
Net increase (decrease) in cash		5,946
Supplemental schedule of cash flow information:
Cash received		$ 5,946